Investment Strategy	Jun. 04, 2026
Pacer Barings CLO Market Flex ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Barings LLC (the “Sub-Adviser”) or Baring International Investment Limited (the “Sub-Sub-Adviser”) seeks to achieve the Fund’s investment objective by actively managing a portfolio that primarily invests in income producing debt of collateralized loan obligations (“CLOs”).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in CLO debt investments. At the time of investment, these CLO debt investments are anticipated to carry a rating of BB (or equivalent by a nationally recognized statistical rating organization “NRSRO”) or higher, or if unrated is determined by the Sub-Adviser or Sub-Sub-Adviser to be of comparable credit quality. The Fund intends to invest across CLO debt rating categories (AAA, AA, A, BBB, BB); however, will seek to maintain an average credit rating for the portfolio that is of investment grade quality, meaning BBB- or above. After investing, a CLO debt investment may be downgraded by a NRSRO and the Sub-Adviser will retain discretion to determine whether it remains an appropriate investment for the Fund. The Fund may also invest in CLO tranches rated below investment grade, often referred to as “junk bonds.”
CLOs are asset-backed securities issued by a trust or other special purpose entity that are backed by pools of loans that may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including “covenant lite” loans which have few or no financial maintenance covenants, any or all of which may be rated below investment grade or may be comparable unrated obligations and to a lesser extent high yield bonds that are also rated below investment grade and infrastructure debt. The Fund intends to primarily invest in CLOs that are backed by pools of loans issued in the broadly syndicated market; however, will invest in CLOs that include loans issued privately. The Fund may invest in CLOs in both the primary (i.e. directly from arranging banks) and in the secondary market. The Fund intends to primarily make CLO debt investments that are U.S.
dollar denominated; however, may invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. Although the Fund’s investment in non-U.S. dollar denominated holdings may be on a currency hedged or unhedged basis, under normal circumstances, the Fund will seek to hedge its exposure to foreign currency to U.S. dollars, described further below.
The secondary market on which CLO debt investments are traded may be less liquid than the market for investment-grade corporate bonds and government securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a CLO debt investment or the price at which the Fund could sell a CLO debt investment and could adversely affect the daily NAV of Fund shares. When secondary markets for CLO debt investments are less liquid than the market for investment-grade corporate bonds and government securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is “non-diversified” for purposes of the 1940 Act, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.
The Fund may invest a portion of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificate of deposit and/or bankers’ acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a NRSRO. The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest in investments of any duration or maturity.
The Fund may invest in derivatives seeking to mitigate risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that may have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies or market indices. The Fund currently expects its use of derivatives will be limited to currency forward or futures contracts to hedge any foreign currency exposure back to U.S. dollars.
The Fund may temporarily deviate from maintaining at least 80% of its net assets in CLO debt investments while investing new cash or raising cash to process redemptions, due to unusual market conditions including but not limited to taking a defensive position, or due to downgrades of held CLO debt investments.
Strategy Portfolio Concentration [Text]	The Fund may temporarily deviate from maintaining at least 80% of its net assets in CLO debt investments while investing new cash or raising cash to process redemptions, due to unusual market conditions including but not limited to taking a defensive position, or due to downgrades of held CLO debt investments.
Pacer Barings Secured Credit Flex ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Barings LLC (the “Sub-Adviser”) or Baring International Investment Limited (the “Sub-Sub-Adviser”) seeks to achieve the Fund’s investment objective by actively managing a portfolio that primarily invests in income producing debt instruments, as described below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments that are secured by collateral. These secured debt instruments of domestic or foreign issuers will include, but are not limited to, fixed and floating rate corporate bonds and notes (high yield bonds or securities that are sometimes called “junk bonds” or non-investment grade securities), first lien and second lien floating rate corporate loans (including “covenant lite” loans which have few or no financial maintenance covenants), debt investments in structured products including collateralized loan obligations (“CLOs”) and collateralized bond obligations, listed and unlisted corporate debt obligations, and secured convertible securities. The corporate debt instruments in which the Fund invests are generally expected to be rated below investment grade, meaning a rating below BBB- (or equivalent by a nationally recognized statistical rating organization “NRSRO”), or if unrated is determined by the Sub-Adviser or Sub-Sub-Adviser to be of comparable credit quality. The Fund may invest across CLO debt rating categories (AAA, AA, A, BBB, BB); however, it anticipates that the average rating for the overall portfolio will typically be below investment grade, meaning below BBB-.
In purchasing investments for the Fund, the Sub-Adviser and Sub-Sub-Adviser seek to make investments that provide a high level of current income from below investment grade credit investments while having structural protection from collateral security. There can be no assurance that the liquidation of any collateral securing a secured debt instrument would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, whether due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a debt instrument. The collateral securing a debt instrument, if any, may lose all or substantially all its value in the event of the bankruptcy or insolvency of a borrower.
The Fund may also invest in other senior and subordinated corporate debt obligations (such as bonds, debentures, notes, and unregistered Rule 144A securities), zero coupon bonds, hybrid securities, perpetual bonds, unsecured loans, subordinated loans, delayed funded loans, revolving credit facilities, preferred securities, payment in-kind securities, and other asset backed securities. The amount that the Fund will invest in other securities and instruments will vary from time to time and, as such, may constitute a material part of the Fund’s portfolio on any given date, based on the Sub-Adviser and/or Sub-Sub-Adviser’s assessment of prevailing market conditions. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only when seeking capital appreciation.
The Fund intends to primarily make debt investments that are U.S. dollar denominated; however, may invest up to 30% of its net assets in debt holdings that are denominated in foreign currencies. Although the Fund’s investment in non-U.S. dollar denominated holdings may be on a currency hedged or unhedged basis, under normal circumstances, the Fund will seek to hedge its exposure to foreign currency to U.S. dollars, described further below.
The secondary market on which high yield debt investments are traded may be less liquid than the market for investment-grade corporate bonds and government securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield debt investment or the price at which the Fund could sell a high yield debt investment and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield debt investments are less liquid than the market for investment-grade corporate bonds and government securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is “non-diversified” for purposes of the 1940 Act, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.
The Fund may invest a portion of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificate of deposit and/or bankers’ acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a NRSRO. The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest in investments of any duration or maturity.
The Fund may invest in derivatives seeking to mitigate risks associated with the Fund’s existing portfolio of secured debt instruments. Derivatives are instruments that may have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies or market indices. The Fund currently expects its use of derivatives will primarily include currency forward of futures contracts to hedge any foreign currency exposure back to U.S. dollars. However, from time to time, the Fund may also seek to use derivatives as a hedge against adverse changes in the market price of securities or interest rates, and to increase the Fund’s yield or return. This limited usage may include futures, forwards, options or swaps.
The Fund may temporarily deviate from maintaining at least 80% of its net assets in secured debt instruments while investing new cash or raising cash to process redemptions, due to unusual market conditions including but not limited to taking a defensive position, or due to amendments of existing investments.
Strategy Portfolio Concentration [Text]	The Fund may temporarily deviate from maintaining at least 80% of its net assets in secured debt instruments while investing new cash or raising cash to process redemptions, due to unusual market conditions including but not limited to taking a defensive position, or due to amendments of existing investments.